Debt - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended	1 Months Ended	0 Months Ended
	Feb. 29, 2012	Nov. 30, 2012	Dec. 31, 2014	Jun. 30, 2013	Oct. 29, 2014	Dec. 31, 2013	Jun. 03, 2013	Sep. 13, 2013 Tranche	Jul. 30, 2014
Debt Instrument [Line Items]
Long-term debt, non current			$ 2,781,242,000			$ 2,423,337,000
Long-term Debt			3,150,242,000			2,430,837,000
Borrowings under term loan facility							2,000,000,000
Letter of credit amount			258,100,000
2015 Senior Unsecured Bonds
Debt Instrument [Line Items]
Long-term debt, non current	300,000,000.0		0			300,000,000
Debt instrument, interest rate	8.25%
Debt Instrument, Frequency of Periodic Payment	Semiannually
Debt Instrument, Repurchased Face Amount			13,500,000
Debt Instrument, Repurchase Amount			13,900,000
2017 Senior Secured Bonds
Debt Instrument [Line Items]
Long-term debt, non current			498,369,000			497,892,000
Debt instrument, interest rate		7.25%
Debt Instrument, Frequency of Periodic Payment		Semiannually
Long-term Debt		500,000,000
Debt issue price		99.483%
Percentage of par value to exercise an early repayment of senior unsecured debt			100.00%
Consolidated Interest Coverage Ratio			200.00%
2017 Senior Secured Bonds | Maximum
Debt Instrument [Line Items]
Dividends and other restricted payments, percentage of consolidated net income			50.00%
2018 Senior Secured Term Loan B
Debt Instrument [Line Items]
Long-term debt, non current			728,706,000			735,445,000
Long-term Debt							750,000,000
Debt issue price				99.50%
Consolidated Interest Coverage Ratio			200.00%
Applicable margin rate				2.50%
Additional notes to be issued provided compliance with covenants							1,700,000,000.0
LIBOR floor				1.00%
Quarterly amortization payments			1,900,000
2018 Senior Secured Term Loan B | LIBOR
Debt Instrument [Line Items]
Applicable margin rate				3.50%
2018 Senior Secured Term Loan B | Federal Fund Rate
Debt Instrument [Line Items]
Applicable margin rate				0.50%
2018 Senior Secured Term Loan B | One Month LIBOR
Debt Instrument [Line Items]
Applicable margin rate				1.00%
2018 Senior Secured Term Loan B | Maximum
Debt Instrument [Line Items]
Dividends and other restricted payments, percentage of consolidated net income			50.00%
Senior Secured Credit Facility
Debt Instrument [Line Items]
Long-term debt, non current			804,167,000			140,000,000
Debt Instrument, Frequency of Periodic Payment			Quarterly
Number of tranches of term loan								2
Consolidated tangible net worth required			1,000,000,000.0
Projected Debt Service Coverage Ratio			12 months
Debt To Capitalization Ratio			60.00%
Minimum liquidity required			50,000,000.0
Senior Secured Credit Facility | Commercial Tranche
Debt Instrument [Line Items]
Senior secured credit facility, term loans								500,000,000.0
Applicable margin rate			3.50%
Undrawn commitments fee, percentage			40.00%
Senior Secured Credit Facility | GIEK Tranche
Debt Instrument [Line Items]
Debt Instrument, Period Used for Amortization Calculation			12 years
Senior secured credit facility, term loans								500,000,000.0
Guarantee fee rate			2.00%
Undrawn commitments fee, percentage			40.00%
Senior Secured Credit Facility | EKN Sub-Tranche
Debt Instrument [Line Items]
Debt instrument, interest rate			2.37%
Senior secured credit facility, term loans								250,000,000.0
Applicable margin rate			1.25%
Guarantee fee rate			2.00%
Senior Secured Credit Facility | Bank Sub-Tranche
Debt Instrument [Line Items]
Senior secured credit facility, term loans								250,000,000.0
Applicable margin rate			1.25%
Senior Secured Credit Facility | March 31, 2015
Debt Instrument [Line Items]
Covenant Requirement Debt Service Coverage Ratio			150.00%
Senior Secured Credit Facility | Minimum | Pacific Sharav and Pacific Meltem
Debt Instrument [Line Items]
Aggregate original duration of combined contracts			6 years
Average rate per day			500,000
Senior Secured Credit Facility | Maximum
Debt Instrument [Line Items]
Dividends and other restricted payments, percentage of consolidated net income			50.00%
Debt threshold as a percentage of total project cost			65.00%
Aggregate principal amount allowed as a percentage of SSCF Vessels and Shared Collateral Vessels			65.00%
Senior Secured Credit Facility | Maximum | After agreement conditions have been met
Debt Instrument [Line Items]
Debt threshold as a percentage of total project cost			72.00%
Senior Secured Credit Facility | Maximum | From March 31, 2015 through December 31, 2015
Debt Instrument [Line Items]
Debt To Ebitda Ratio			450.00%
Senior Secured Credit Facility | Maximum | From December 31, 2015 and thereafter
Debt Instrument [Line Items]
Debt To Ebitda Ratio			400.00%
2020 Senior Secured Notes
Debt Instrument [Line Items]
Long-term debt, non current			750,000,000			750,000,000
Debt instrument, interest rate							5.375%
Debt Instrument, Frequency of Periodic Payment				Semiannually
Long-term Debt							750,000,000
Number of financing transactions							3
Additional notes to be issued provided compliance with covenants							100,000,000.0
2020 Senior Secured Notes | Maximum
Debt Instrument [Line Items]
Additional notes to be issued provided compliance with covenants			1,700,000,000
2013 Revolving Credit Facility
Debt Instrument [Line Items]
Long-term Debt							500,000,000
Minimum liquidity required			100,000,000.0
Line Of Credit Facility, Maximum Borrowing Capacity Sublimit									300,000,000
Letters of Credit, Maximum Sublimit							300,000,000
Maximum Borrowing Capacity							500,000,000.0
Revolving credit, amount outstanding			0
Letter of credit amount			100,700,000
Required Minimum Liquidity, After Repayment of Drillship Borrowings			50,000,000
2013 Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Applicable margin rate			1.00%
2013 Revolving Credit Facility | LIBOR | Letter of Credit
Debt Instrument [Line Items]
Applicable margin rate			1.00%
2013 Revolving Credit Facility | Federal Fund Rate
Debt Instrument [Line Items]
Applicable margin rate			0.50%
2013 Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
Undrawn commitments fee, percentage			0.70%
2013 Revolving Credit Facility | Minimum | LIBOR
Debt Instrument [Line Items]
Applicable margin rate			2.50%
2013 Revolving Credit Facility | Minimum | One Month LIBOR
Debt Instrument [Line Items]
Applicable margin rate			1.50%
2013 Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Undrawn commitments fee, percentage			1.00%
2013 Revolving Credit Facility | Maximum | From March 31, 2015 through December 31, 2015
Debt Instrument [Line Items]
Debt To Ebitda Ratio			475.00%
2013 Revolving Credit Facility | Maximum | From December 31, 2015 and thereafter
Debt Instrument [Line Items]
Debt To Ebitda Ratio			425.00%
2013 Revolving Credit Facility | Maximum | LIBOR
Debt Instrument [Line Items]
Applicable margin rate			3.25%
2013 Revolving Credit Facility | Maximum | One Month LIBOR
Debt Instrument [Line Items]
Applicable margin rate			2.25%
2014 Revolving Credit Facility | Maximum | From March 31, 2015 through December 31, 2015
Debt Instrument [Line Items]
Debt To Ebitda Ratio			475.00%
2014 Revolving Credit Facility | Maximum | From December 31, 2015 and thereafter
Debt Instrument [Line Items]
Debt To Ebitda Ratio			425.00%
Notes under Indenture
Debt Instrument [Line Items]
Consolidated Interest Coverage Ratio			200.00%
Notes under Indenture | Maximum
Debt Instrument [Line Items]
Dividends and other restricted payments, percentage of consolidated net income			50.00%
Additional notes issued			100,000,000.0
Debtor Optional Redemption Period 1 | 2017 Senior Secured Bonds
Debt Instrument [Line Items]
Percentage of par value to exercise an early repayment of senior unsecured debt			107.25%
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed			35.00%
Debtor Optional Redemption Period 1 | 2020 Senior Secured Notes
Debt Instrument [Line Items]
Percentage of par value to exercise an early repayment of senior unsecured debt			100.00%
Debtor Optional Redemption Period 2 | 2017 Senior Secured Bonds
Debt Instrument [Line Items]
Percentage of par value to exercise an early repayment of senior unsecured debt			103.00%
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed			10.00%
Debtor Optional Redemption Period 2 | 2020 Senior Secured Notes
Debt Instrument [Line Items]
Percentage of par value to exercise an early repayment of senior unsecured debt			105.375%
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed			35.00%
Debtor Optional Redemption Period 3 | 2020 Senior Secured Notes
Debt Instrument [Line Items]
Percentage of par value to exercise an early repayment of senior unsecured debt			103.00%
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed			10.00%
Debt Instrument, Redemption, Period One | 2020 Senior Secured Notes
Debt Instrument [Line Items]
Percentage of par value to exercise an early repayment of senior unsecured debt			104.031%
Debt Instrument, Redemption, Period Two | 2020 Senior Secured Notes
Debt Instrument [Line Items]
Percentage of par value to exercise an early repayment of senior unsecured debt			102.688%
Debt Instrument, Redemption, Period Three | 2020 Senior Secured Notes
Debt Instrument [Line Items]
Percentage of par value to exercise an early repayment of senior unsecured debt			101.344%
Redemption Period Thereafter | 2020 Senior Secured Notes
Debt Instrument [Line Items]
Percentage of par value to exercise an early repayment of senior unsecured debt			100.00%
2014 Revolving Credit Facility
Debt Instrument [Line Items]
Maturity period of loan			12 years
Minimum liquidity required			100,000,000
Maximum Borrowing Capacity					500,000,000.0
Line Of Credit Facility Maximum Borrowing Capacity, Without Drilling Contract					350,000,000.0
Drilling Contract, Minimum Required Duration					1 year
Minimum Required Dayrate, Drilling Contract					425,000
Required Minimum Liquidity, After Repayment of Drillship Borrowings			$ 50,000,000
2014 Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Applicable margin rate			1.00%
2014 Revolving Credit Facility | Federal Fund Rate
Debt Instrument [Line Items]
Applicable margin rate			0.50%
2014 Revolving Credit Facility | One Month LIBOR
Debt Instrument [Line Items]
Applicable margin rate			1.50%
2014 Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
Undrawn commitments fee, percentage			0.50%
2014 Revolving Credit Facility | Minimum | LIBOR
Debt Instrument [Line Items]
Applicable margin rate			1.75%
2014 Revolving Credit Facility | Minimum | One Month LIBOR
Debt Instrument [Line Items]
Applicable margin rate			0.75%
2014 Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Undrawn commitments fee, percentage			0.80%
2014 Revolving Credit Facility | Maximum | LIBOR
Debt Instrument [Line Items]
Applicable margin rate			2.50%